Scope of consolidation - deconsolidation of FCA Venezuela (Details) € in Millions	3 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2017 EUR (€)	Jun. 30, 2015 EUR (€) VEF / $	Dec. 31, 2017 EUR (€) CAD / €	Dec. 31, 2016 EUR (€) VEF / $	Dec. 31, 2015 EUR (€) CAD / €	Dec. 31, 2017 BRL / €	Dec. 31, 2017 MXN / €	Dec. 31, 2017 ¥ / €	Dec. 31, 2017 PLN / €	Dec. 31, 2017 £ / €	Dec. 31, 2017 ARS / €	Dec. 31, 2017 SFr / €	Dec. 31, 2017 $ / €	Dec. 31, 2016 CAD / €	Dec. 31, 2016 BRL / €	Dec. 31, 2016 MXN / €	Dec. 31, 2016 ¥ / €	Dec. 31, 2016 PLN / €	Dec. 31, 2016 £ / €	Dec. 31, 2016 ARS / €	Dec. 31, 2016 SFr / €	Dec. 31, 2016 $ / €	Mar. 31, 2016 VEF / $	Feb. 29, 2016 VEF / $	Dec. 31, 2015 BRL / €	Dec. 31, 2015 MXN / €	Dec. 31, 2015 ¥ / €	Dec. 31, 2015 PLN / €	Dec. 31, 2015 £ / €	Dec. 31, 2015 ARS / €	Dec. 31, 2015 SFr / €	Dec. 31, 2015 $ / €	Feb. 28, 2015 VEF / $	Mar. 31, 2014 VEF / $
Disclosure of subsidiaries [line items]
Impairment loss			€ 229	€ 225	€ 118
Deconsolidation, loss			€ 42
Closing foreign exchange rate			1.504		1.512	3.973	23.661	7.804	4.177	0.887	22.595	1.170	1.199	1.419	3.431	21.772	7.320	4.410	0.856	16.707	1.074	1.054	10.0	6.3	4.312	18.915	7.061	4.264	0.734	14.136	1.084	1.089
Loss on net monetary position				€ 19	€ 80
Cash and cash equivalents
Disclosure of subsidiaries [line items]
Loss on net monetary position		€ 53
Inventory
Disclosure of subsidiaries [line items]
Loss on net monetary position		€ 27
DICOM
Disclosure of subsidiaries [line items]
Closing foreign exchange rate | VEF / $				674
SIMADI
Disclosure of subsidiaries [line items]
Closing foreign exchange rate | VEF / $		197.3																															170.0
SICAD
Disclosure of subsidiaries [line items]
Closing foreign exchange rate | VEF / $																																		12.0
Venezuelan Operations
Disclosure of subsidiaries [line items]
Impairment loss	€ 21
Deconsolidation, loss			€ 42